Segment Report Segment Report (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of entity's operating segments [Abstract]
Segment Report	Segment report continued

	Revenue 30 June			Production cost 30 June			Production profit/(loss) 30 June			Segment assets 30 June			Capital expenditure# 30 June			Kilograms produced* 30 June			Tonnes milled* 30 June
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
	Rand million			Rand million			Rand million			Rand million			Rand million			Kg			000t
South Africa
Underground
Moab Khotsong	7 036	5 779	6 048	4 515	4 038	3 842	2 521	1 741	2 206	5 125	4 324	4 008	1 167	894	633	6 668	6 508	7 166	920	959	903
Mponeng	7 845	5 620	4 750	4 997	4 487	2 938	2 848	1 133	1 812	4 630	4 433	4 321	704	605	493	7 449	6 086	5 446	884	840	683
Tshepong North[1]	3 530	3 429	3 540	2 701	2 894	2 777	829	535	763	2 226	2 049	4 273	553	1 038	746	3 354	3 793	4 237	795	988	944
Tshepong South[1]	3 607	2 922	2 674	2 395	2 190	2 088	1 212	732	586	2 043	1 730	2 268	514	476	366	3 431	3 229	3 182	506	573	614
Doornkop	4 384	3 106	3 077	3 009	2 453	2 140	1 375	653	937	3 624	3 222	2 994	716	491	425	4 213	3 444	3 670	898	874	851
Joel	2 044	1 411	1 199	1 616	1 308	1 124	428	103	75	1 306	1 244	1 166	231	225	172	1 947	1 556	1 424	435	434	359
Target 1	1 308	1 648	1 410	2 009	1 812	1 667	(701)	(164)	(257)	1 745	1 517	1 367	428	384	368	1 275	1 800	1 603	365	455	488
Kusasalethu	3 621	4 139	3 400	3 343	3 086	2 955	278	1 053	445	634	822	1 057	253	210	205	3 460	4 567	3 999	567	607	708
Masimong	2 053	1 733	1 636	1 724	1 504	1 427	329	229	209	16	17	26	47	49	29	1 961	1 910	2 012	470	486	510
Bambanani[2]	18	1 286	1 687	16	1 163	1 156	2	123	531	—	—	327	—	25	71	—	1 433	1 992	—	176	227
Surface
Mine Waste Solutions	2 689	2 642	1 889	1 809	1 588	1 137	880	1 054	752	2 060	1 027	1 031	932	264	70	2 804	2 899	2 057	23 067	23 443	17 665
All other surface operations	4 945	4 868	5 136	3 371	3 551	3 587	1 574	1 317	1 549	1 234	1 066	890	316	282	265	4 719	5 304	6 031	19 382	20 737	21 824
Total South Africa	43 080	38 583	36 670	31 505	30 074	27 020	11 575	8 509	9 650	24 643	21 451	23 728	5 861	4 943	3 843	41 281	42 529	43 066	48 289	50 572	45 833
International
Hidden Valley	4 440	3 159	4 028	2 036	2 122	1 719	2 404	1 037	2 309	5 766	4 141	3 128	1 737	1 249	1 260	4 370	3 707	4 689	3 846	3 229	3 420
Total international	4 440	3 159	4 028	2 036	2 122	1 719	2 404	1 037	2 309	5 766	4 141	3 128	1 737	1 249	1 260	4 370	3 707	4 689	3 846	3 229	3 420
Total operations	47 520	41 742	40 698	33 541	32 196	28 739	13 979	9 546	11 959	30 409	25 592	26 856	7 598	6 192	5 103	45 651	46 236	47 755	52 135	53 801	49 253
Reconciliation of segment information to the consolidated income statement and balance sheet	1 755	903	1 035	1 325	903	1 035	430	—	—	26 831	21 216	21 947	—	—	—	—	—	—	—	—	—
	49 275	42 645	41 733	34 866	33 099	29 774	14 409	9 546	11 959	57 240	46 808	48 803	7 598	6 192	5 103	45 651	46 236	47 755	52 135	53 801	49 253
#    Capital expenditure for international operations excludes expenditure spent on Wafi-Golpu and Eva Copper of R41 million (2022: R22 million) (2021: R34 million).
*    Production statistics are unaudited.
[1]    The Tshepong Operations were split into Tshepong North and Tshepong South in order to optimise the profits of each operation following the halting of the sub-75 decline at Tshepong North and the resulting reduced Life of Mine. Refer to note 2 for more details.
[2]    The Bambanani operation closed during June 2022. The transactions in the current year relate to the inventory at 30 June 2022.